Prepayments and Other Current Assets - Summary of Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	¥ 7,786		¥ 3,509
Prepaid service fees	7,868		5,234
Prepaid promotional expenses	4,536		3,971
Staff advances	495		141
Receivables from third-party online payment platform	5,652		1,511
Deductible Value Added Tax ("VAT")	2,946		1,283
Others	4,321		3,722
Total	¥ 33,604	$ 5,273	¥ 19,371